Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2019
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets
Note 11. Goodwill and Other Intangible Assets

The following table summarizes goodwill by segment:

(In thousands)	Smokeless	Smoking	New Gen	Total
Balance as of December 31, 2017	$32,590	$96,107	$5,923	$134,620
Adjustments	-	-	11,319	11,319
Balance as of December 31, 2018	32,590	96,107	17,242	145,939
Adjustments	-	-	1,907	1,907
Acquisitions	-	-	6,436	6,436
Balance as of December 31, 2019	$32,590	$96,107	$25,585	$154,282

The following tables summarize information about the Company’s allocation of other intangible assets. Gross carrying amounts of unamortized, indefinite life intangible assets are shown below as of:

	December 31,
	2019			2018
(In thousands)	Smokeless	NewGen	Total	Smokeless	NewGen	Total
Unamortized indefinite life intangible assets:
Trade names	$10,871	$10,786	$21,657	$10,871	$10,786	$21,657
Formulas	53	-	53	53	-	53
Total	$10,924	$10,786	$21,710	$10,924	$10,786	$21,710

Amortized intangible assets included within the NewGen segment, as well as customer contracts for Standard Outdoor consist of as of:

	December 31,
	2019		2018
(In thousands)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized intangible assets:
Customer relationships (useful life of 8-10 years)	$8,106	$2,834	$8,107	$1,713
Trade names (useful life 15 years)	7,158	714	7,578	208
Franchise agreements (useful life of 8 years)	780	130	780	44
Non-compete agreements (useful life of 3.5 years)	100	88	100	60
Total	$16,144	$3,766	$16,565	$2,025

Annual amortization expense for each of the next five years is estimated to be approximately $1.7 million for years one and two and approximately $1.4 million for years three to five, assuming no additional transactions occur that require the amortization of intangible assets.